Financial instruments by category	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Financial instruments by category
21.	Financial instruments by category
The PagSeguro Group estimates the fair value of its financial instruments using available market information and appropriate valuation methodologies for each situation.
The interpretation of market data, as regards the choice of methodologies, requires considerable judgment and the establishment of estimates to reach an amount considered appropriate for each situation. Therefore, the estimates presented may not necessarily indicate the amounts that could be obtained in the current market. The use of different hypotheses to calculate market value or fair value may have a material impact on the amounts obtained. The assets and liabilities presented in this Note were selected based on their relevance.
The PagSeguro Group believes that the financial instruments recognized in these condensed consolidated interim financial statements at their carrying amount are substantially similar to their fair value. However, since they do not have an active market (except for the LFT included in financial investments, which is actively traded in the market), variations could occur in the event the PagSeguro Group were to decide to settle or realize them in advance.
The PagSeguro Group classifies its financial instruments into the following categories:

	June 30, 2019	December 31, 2018
Financial assets
Amortized cost:
Cash and cash equivalents	254,767	2,763,050
Accounts receivable	9,871,459	8,104,679
Other receivables	41,709	20,148

Fair value through other comprehensive income
Financial investments	1,761,745	-

	11,929,680	10,887,877

	June 30, 2019	December 31, 2018
Financial liabilities
Amortized cost:
Payables to third parties	4,581,475	4,324,198
Trade payables	239,508	165,246
Trade payables to related parties	34,858	30,797
Other payables (current)	16,267	29,501
Fair value through profit or loss
Contingent consideration (included in non-current other payables)	15,800	-
	4,887,908	4,540,742